Investment Strategy	May 05, 2026
Defiance Daily Target 2X Long AMPX ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Amprius Technologies, Inc. (“AMPX”)

Amprius Technologies, Inc. develops, manufactures and markets lithium-ion batteries for mobility applications used in the aviation, drones, defense and electric vehicle (“EV”) industries. Its batteries are primarily used in unmanned aerial systems (“UAS”), such as drones and satellites, with expanding use applications being developed for EVs.

AMPX is listed on the New York Stock Exchange (“NYSE”). Per AMPX’s most recent 10-K filing, the aggregate market value of the voting and non-voting common equity held by its non-affiliates as of June 30, 2025, was approximately $518.4 million.

AMPX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AMPX pursuant to the Exchange Act can be located by reference to SEC file number 001-41314 through the SEC’s website at www.sec.gov. In addition, information regarding AMPX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of AMPX or other securities of AMPX. The Fund has derived all disclosures contained in this document regarding AMPX from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to AMPX. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AMPX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AMPX (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AMPX could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of AMPX.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH AMPX. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, AMPX.

Moreover, AMPX has not participated in the development of the Fund’s investment strategy. AMPX does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. AMPX does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by AMPX.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by AMPX or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, AMPX is assigned to the Electronic Equipment industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long BEAT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

HeartBeam Inc. (“BEAT”)

HeartBeam Inc. is a medical technology company focused on developing and commercializing advanced, portable, and ambulatory electrocardiogram (ECG) solutions to detect and monitor critical cardiac conditions. Its flagship technology is a credit card-sized, cable-free device that enables patients to record 3D vector electrocardiography (VECG) signals anywhere and synthesize them into a 12-lead ECG, offering hospital-grade data outside of a clinical setting.

BEAT is listed on the Nasdaq Capital Market (“Nasdaq”). Per BEAT’s most recent Form 10-K filing, the market value of outstanding shares of common stock held by non-affiliates of BEAT, as of June 30, 2025, was approximately $36.4 million.

BEAT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BEAT pursuant to the Exchange Act can be located by reference to SEC file number 001-41060 through the SEC’s website at www.sec.gov. In addition, information regarding BEAT may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of BEAT or other securities of BEAT. The Fund has derived all disclosures contained in this document regarding BEAT from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to BEAT. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BEAT is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BEAT (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning BEAT could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of BEAT.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH BEAT. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, BEAT.

Moreover, BEAT has not participated in the development of the Fund’s investment strategy. BEAT does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. BEAT does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by BEAT.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by BEAT or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, BEAT is assigned to the Health Care Equipment and Supplies industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long KOPN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Kopin Corporation (“KOPN”)

Kopin Corporation is a developer and manufacturer of high-performance microdisplays, optical systems, and subassemblies designed to enhance human-machine interfaces. The company serves mission-critical defense, industrial, medical, and augmented/virtual reality markets. KOPN’s products are used in specialized applications such as pilot helmets, thermal weapon sights, and medical headsets.

KOPN is listed on the Nasdaq Capital Market (“Nasdaq”). Per KOPN’s most recent Form 10-K filing, the aggregate market value of outstanding shares of voting stock held by non-affiliates of KOPN, as of June 28, 2025, was approximately $249.9 million, based upon the prior day’s closing price for such shares as reported on the Nasdaq Capital Market.

KOPN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by KOPN pursuant to the Exchange Act can be located by reference to SEC file number 000-19882 through the SEC’s website at www.sec.gov. In addition, information regarding KOPN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of KOPN or other securities of KOPN. The Fund has derived all disclosures contained in this document regarding KOPN from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to KOPN. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding KOPN is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of KOPN (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning KOPN could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of KOPN.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH KOPN. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, KOPN.

Moreover, KOPN has not participated in the development of the Fund’s investment strategy. KOPN does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. KOPN does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by KOPN.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by KOPN or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, KOPN is assigned to the Aerospace and Defense industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long LTRX ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Lantronix, Inc. (“LTRX”)

Lantronix, Inc. is a global technology company providing hardware and software solutions for the Internet of Things (IoT) (e.g., wireless communications connectivity and communications network gateways), for artificial intelligence (AI) applications deployed on local devices such as cameras, sensors and smart devices, and for uses in industrial automation, drones and autonomous vehicles.

LTRX is listed on the Nasdaq Capital Market (“Nasdaq”). Per LTRX’s most recent 10-K filing, as of December 31, 2024, the aggregate market value of LTRX’s common stock held by non-affiliates was approximately $134.8 million.

LTRX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by LTRX pursuant to the Exchange Act can be located by reference to SEC file number 001-16027 through the SEC’s website at https://www.sec.gov. In addition, information regarding LTRX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of LTRX or other securities of LTRX. The Fund has derived all disclosures contained in this document regarding LTRX from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to LTRX. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding LTRX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of LTRX (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning LTRX could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of LTRX.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH LTRX. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, LTRX.

Moreover, LTRX has not participated in the development of the Fund’s investment strategy. LTRX does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. LTRX does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by LTRX.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by LTRX or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, LTRX is assigned to the Communications Equipment industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long OSS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

One Stop Systems, Inc. (“OSS”)

One Stop Systems, Inc. designs and manufactures specialized, high-performance computing (HPC) and data storage systems, focusing on artificial intelligence (AI) and machine learning (ML) applications utilized by the defense, aerospace, automotive, industrial equipment and other commercial sectors. The company provides custom solutions specially focused on platforms that move, such as planes, unmanned aerial vehicles, trucks, ships, submarines and mobile data centers or command posts where sensor processing, sensor fusion, AI, and ML are integrated into the applications.

OSS is listed on the Nasdaq Capital Market (“Nasdaq”). Per OSS’s most recent 10-K filing, the aggregate market value of the voting and non-voting common equity held by its non-affiliates as of June 30, 2025, was approximately $75.25 million.

OSS is subject to the reporting requirements of the Securities Exchange Act of 1934, filing reports with the SEC under Commission File No. 001-38371. Information provided to or filed with the SEC by OSS can be located by reference to the foregoing number through the SEC’s website at www.sec.gov. In addition, information regarding OSS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of OSS or other securities of OSS. The Fund has derived all disclosures contained in this document regarding OSS from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to OSS. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding OSS is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of OSS (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning OSS could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of OSS.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH OSS. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, OSS.

Moreover, OSS has not participated in the development of the Fund’s investment strategy. OSS does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. OSS does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by OSS.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by OSS or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, OSS is assigned to the Technology Hardware, Storage & Peripherals industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long VELO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Velo3D, Inc. (“VELO”)

Velo3D, Inc. is a company specializing in advanced metal additive manufacturing (3D printing) designed for high-value, mission-critical parts in technology-related sectors such as space exploration, aviation, defense, and energy. VELO offers fully integrated 3D printing hardware and software solution based on its proprietary laser powder bed fusion (L-PBF) technology designed to greatly reduce or eliminate the need for support structures (i.e., temporary, disposable structures used to hold or secure items or parts during printing).

VELO is listed on the Nasdaq Capital Market (“Nasdaq”). Per VELO’s most recent 10-K filing, the aggregate market value of the voting and non-voting stock held by its non-affiliates as of June 30, 2025, was approximately $26.2 million.

VELO is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by VELO pursuant to the Exchange Act can be located by reference to SEC file number 001-39757 through the SEC’s website at www.sec.gov. In addition, information regarding VELO may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of VELO or other securities of VELO. The Fund has derived all disclosures contained in this document regarding VELO from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to VELO. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding VELO is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of VELO (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning VELO could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of VELO.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH VELO. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, VELO.

Moreover, VELO has not participated in the development of the Fund’s investment strategy. VELO does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. VELO does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by VELO.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by VELO or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, VELO is assigned to the Machinery industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long REKR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Rekor Systems, Inc. (“REKR”)

Rekor Systems, Inc. is an artificial intelligence (AI)-driven hardware and software technology provider primarily focused on intelligent infrastructure for public safety, transportation management, and urban mobility. Its software and technology solutions are intended to create safer, smarter and more sustainable roadways and communities through making mobility data useful, accessible and actionable to its public and private sector customers.

REKR is listed on the Nasdaq Capital Market (“Nasdaq”). Per REKR’s most recent 10-K filing, the aggregate market value of the voting and non-voting common stock held by its non-affiliates as of June 30, 2025, was approximately $125 million.

REKR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by REKR pursuant to the Exchange Act can be located by reference to SEC file number 001-38338 through the SEC’s website at www.sec.gov. In addition, information regarding REKR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of REKR or other securities of REKR. The Fund has derived all disclosures contained in this document regarding REKR from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to REKR. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding REKR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of REKR (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning REKR could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of REKR.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH REKR. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, REKR.

Moreover, REKR has not participated in the development of the Fund’s investment strategy. REKR does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. REKR does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by REKR.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by REKR or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, REKR is assigned to the Software industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long YALL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy of having at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for the swap agreements or as premiums for purchased options contracts.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated (i.e., holds 25% or more of its total assets) in the same industry or group of industries in which the Underlying Security concentrates.

The Fund is classified as “non-diversified” under the 1940 Act.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Truth Social God Bless America ETF (“YALL”)

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of the Truth Social God Bless America ETF (NYSE Arca: YALL). YALL’s investment objective is to seek capital appreciation.

YALL is an actively managed exchange-traded fund. Under normal circumstances, YALL invests primarily in U.S. listed equity securities of companies with market capitalizations of at least $1 billion, and eliminates from this universe companies those which, in the assessment of YALL’s sub-adviser, have emphasized politically left and/or liberal political activism and social agendas at the expense of maximizing shareholder returns.

You can find YALL’s prospectus and other information about YALL, including the most recent reports to shareholders, online by reference to Investment Company Act File No. 811-08255 through the SEC’s website at www.sec.gov.

The information in this prospectus regarding YALL comes from its filings with the SEC. You are urged to refer to the SEC filings made by YALL and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of YALL’s business and financial prospects. The description of YALL’s principal investment strategies contained herein was taken directly from YALL’s prospectus, dated May 5, 2026.

This document relates only to the securities offered hereby and does not relate to the shares of YALL or other securities of YALL. The Fund has derived all disclosures contained in this document regarding YALL from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to YALL. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding YALL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of YALL (and therefore the share price of YALL at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning YALL could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of YALL.

NEITHER THE FUND NOR TIDAL TRUST II IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH YALL, YORKVILLE AMERICA EQUITIES, LLC (“YORKVILLE”), YALL’S INVESTMENT ADVISER, CURRAN FINANCIAL PARTNERS, LLC (“CURRAN”), YALL’S SUB-ADVISER, OR THE TRUTH SOCIAL FUNDS (the “TRUTH SOCIAL TRUST”). THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, YORKVILLE, CURRAN OR THE TRUTH SOCIAL TRUST.

TIDAL INVESTMENTS LLC, THE FUND’S ADVISER, HAS BEEN ENGAGED BY YORKVILLE TO SERVE AS A TRADING SUB-ADVISER TO YALL. AS TRADING SUB-ADVISER, TIDAL INVESTMENTS LLC IS RESPONSIBLE FOR HANDLING THE DAY-TO-DAY MANAGEMENT OF YALL’S TRADING PROCESSES, INCLUDING CREATION AND/OR REDEMPTION BASKET PROCESSING. CURRAN, AS SUB-ADVISER TO YALL, HAS BEEN ENGAGED BY YORKVILLE TO BE RESPONSIBLE FOR SELECTION OF SECURITIES FOR, AND DAY-TO-DAY MANAGEMENT OF, YALL’S PORTFOLIO. TIDAL INVESTMENTS LLC DOES NOT SELECT INVESTMENTS FOR YALL’S PORTFOLIO, AND IS PAID FOR ITS SERVICES AS TRADING SUB-ADVISER BY YORKVILLE. EACH OF TIDAL INVESTMENTS LLC AND CURRAN ARE SUBJECT TO THE OVERISGHT AND SUBPERVISION OF YORKVILLE, YALL’S INVESTMENT ADVISER.

PRIOR TO YALL’S REORGANIZATION TO BECOME A SERIES OF THE TRUTH SOCIAL TRUST, WHICH OCCURRED ON May 5, 2026 (the “REORGANIZATION”), TIDAL INVESTMENTS LLC HAD SERVED AS YALL’S INVESTMENT ADVISER, AND HAD ENGAGED CURRAN TO SERVE AS YALL’S SUB-ADVISER, FROM ITS INCEPTION ON OCTOBER 10, 2022, UNTIL THE REORGANIZATION. DURING THIS PERIOD, CURRAN, AS SUB-ADVISER, WAS RESPONSIBLE FOR SELECTION OF SECURITIES FOR, AND DAY-TO-DAY MANAGEMENT OF, YALL’S PORTFOLIO, SUBJECT TO THE OVERSIGHT AND SUPERVISION OF TIDAL INVESTMENTS, LLC.

Moreover, neither Yorkville nor Curran has participated in the development of the Fund’s investment strategy. Neither Yorkville nor Curran select or approve the Fund’s portfolio holdings, nor do they participate in the construction, design, or implementation of the Fund. None of Yorkville, Curran or the Truth Social Trust provides any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Yorkville, Curran or the Truth Social Trust.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Yorkville, Curran, the Truth Social Trust, or their affiliates. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy of having at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long YSS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

York Space Systems Inc. (“YSS”)

York Space Systems Inc. designs and manufactures a fully integrate portfolio of proprietary spacecraft, high performance satellites and mission-critical space-based technology and software solutions for national defense, government and commercial customers.

YSS completed its initial public offering on January 28, 2026, listing on the New York Stock Exchange (“NYSE”). YSS sold approximately 18.5 million shares of common stock in the offering, priced at $34.00 per share.

YSS’s registration statement for its initial public offering was filed with the U.S. Securities and Exchange Commission on Form S-1 as Yellowstone Midco Holdings II, LLC to be converted to a corporation named York Space Systems Inc. under Registration No. 333-291581, and YSS is subject to the reporting requirements of the Securities Exchange Act of 1934, filing reports with the SEC under Commission File No. 001-43088. Information provided to or filed with the SEC by YSS pursuant to the Exchange Act can be located by reference to the foregoing number through the SEC’s website at www.sec.gov. In addition, information regarding YSS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of YSS or other securities of YSS. The Fund has derived all disclosures contained in this document regarding YSS from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to YSS. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding YSS is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of YSS (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning YSS could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of YSS.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH YSS. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, YSS.

Moreover, YSS has not participated in the development of the Fund’s investment strategy. YSS does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. YSS does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by YSS.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by YSS or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, YSS is assigned to the Aerospace and Defense industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.